Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 7	$ 7
Interest cost	34	31
Expected return on assets	(38)	(41)
Amortization of:
Actuarial loss (gain)	16	20
Net periodic benefit cost	19	17
Health Care [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	2
Interest cost	13	11
Expected return on assets	(1)	(1)
Amortization of:
Prior service credit	(3)	(3)
Actuarial loss (gain)	1	5
Net periodic benefit cost	12	14
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	4	4
Interest cost	4	3
Amortization of:
Actuarial loss (gain)		(1)
Net periodic benefit cost	$ 8	$ 6